UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5484

Zenix Income Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: June 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

ZENIX INCOME FUND INC.

FORM N-Q

JUNE 30, 2005

ZENIX INCOME FUND INC.

Schedule of Investments (unaudited)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES - 91.8%
Advertising - 0.6%
$393,000	B-	Advanstar Communications, Inc., Second Priority Senior Secured Notes, 10.768% due 8/15/08 (a)	$421,689
100,000	CCC	Vertis, Inc., Senior Second Lien Secured Notes, 9.750% due 4/1/09	104,500

		TOTAL ADVERTISING	526,189

Aerospace/Defense - 0.1%
100,000	BB-	Sequa Corp., Senior Notes, 9.000% due 8/1/09	110,750

Airlines - 0.8%
		Continental Airlines, Inc., Pass-Through Certificates:
76,917	B+	Series 2000-2, Class C, 8.312% due 4/2/11	60,817
420,000	B	Series 2001-2, Class D, 7.568% due 12/1/06	361,906
		United Airlines, Inc., Pass-Through Certificates:
167,472	Ca(b)	Series 2000-1, Class B, 8.030% due 7/1/11 (c)	52,285
397,660	Caa1(b)	Series 2000-2, Class B, 7.811% due 10/1/09 (c)	180,790
185,000	Ca(b)	Series 2001-1, Class C, 6.831% due 9/1/08 (c)	54,459

		TOTAL AIRLINES	710,257

Apparel - 0.7%
		Levi Strauss & Co., Senior Notes:
100,000	B-	7.730% due 4/1/12 (a)	95,000
155,000	B-	12.250% due 12/15/12	170,112
250,000	CCC	9.750% due 1/15/15	249,375
149,000	B+	William Carter Co., Senior Subordinated Notes, Series B, 10.875% due 8/15/11	167,649

		TOTAL APPAREL	682,136

Auto Manufacturers - 1.4%
		Ford Motor Co.:
100,000	BB+	Debentures, 6.625% due 10/1/28	78,649
850,000	BB+	Notes, 7.450% due 7/16/31	711,409
		General Motors Corp.:
200,000	BB	Debentures, 8.375% due 7/15/33	168,000
350,000	BB	Senior Notes, 7.125% due 7/15/13	315,000

		TOTAL AUTO MANUFACTURERS	1,273,058

Auto Parts & Equipment - 0.9%
120,000	B	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	123,600
340,000	BBB-	Dana Corp., Notes, 6.500% due 3/1/09	335,366
100,000	B-	Rexnord Corp., Senior Subordinated Notes, 10.125% due 12/15/12	110,000
150,000	B-	Tenneco Automotive, Inc., Senior Secured Second Lien Notes, Series B, 10.250% due 7/15/13	170,250
49,000	BB-	TRW Automotive, Inc., Senior Subordinated Notes, 11.000% due 2/15/13	56,595

		TOTAL AUTO PARTS & EQUIPMENT	795,811

Beverages - 0.2%
155,000	B+	Cott Beverages USA, Inc., Senior Subordinated Notes, 8.000% due 12/15/11	167,013

Building Materials - 1.2%
		Associated Materials, Inc.:
700,000	CCC+	Senior Discount Notes, step bond to yield 11.239% due 3/1/14	448,000
75,000	CCC+	Senior Subordinated Notes, 9.750% due 4/15/12	78,000
300,000	B-	Goodman Global Holding Co., Inc., Senior Notes, 6.410% due 6/15/12 (a)(d)	297,000
250,000	CCC+	Nortek, Inc., Senior Subordinated Notes, 8.500% due 9/1/14	233,750

		TOTAL BUILDING MATERIALS	1,056,750

See Notes to Schedule of Investments.

ZENIX INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Chemicals - 5.2%
$195,000	BB-	Airgas, Inc., Senior Subordinated Notes, 9.125% due 10/1/11	$211,575
300,000	CCC+	Aventine Renewable Energy Holdings, Inc., Secured Notes, 9.410% due 12/15/11 (a)(d)	289,500
275,000	B-	Borden U.S. Finance Corp./Nova Scotia Finance ULC, Secured Notes, 9.000% due 7/15/14 (d)	281,187
400,000	BB-	Equistar Chemicals LP/Equistar Funding Corp., Senior Notes, 10.625% due 5/1/11	443,500
200,000	Ba3(b)	Huntsman Advanced Materials LLC, Senior Secured Notes, 11.000% due 7/15/10	227,000
155,000	B+	Huntsman International LLC, Senior Subordinated Notes, 9.875% due 3/1/09	166,625
315,000	BB-	ISP Chemco, Inc., Senior Subordinated Notes, Series B, 10.250% due 7/1/11	344,925
300,000	B+	ISP Holdings, Inc., Senior Secured Notes, Series B, 10.625% due 12/15/09	324,000
415,000	BB-	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	473,100
125,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12	143,594
400,000	B-	Nalco Co., Senior Subordinated Notes, 8.875% due 11/15/13	431,000
105,000	B-	OM Group, Inc., Senior Subordinated Notes, 9.250% due 12/15/11	105,525
350,000	B-	Resolution Performance Products LLC, Senior Subordinated Notes, 13.500% due 11/15/10	378,000
75,000	B-	Resolution Performance Products LLC/RPP Capital Corp., Secured Notes, 9.500% due 4/15/10	77,625
		Rhodia SA:
125,000	CCC+	Senior Notes, 10.250% due 6/1/10	134,688
475,000	CCC+	Senior Subordinated Notes, 8.875% due 6/1/11	459,562
30,000	B+	Terra Capital, Inc., Senior Subordinated Notes, 12.875% due 10/15/08	35,550
163,000	BB-	Westlake Chemical Corp., Senior Subordinated Notes, 8.750% due 7/15/11	178,078

		TOTAL CHEMICALS	4,705,034

Coal - 0.3%
230,000	BB	Luscar Coal Ltd., Senior Notes, 9.750% due 10/15/11	254,150

Commercial Services - 2.7%
400,000	B-	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	392,000
275,000	CCC+	Brand Services, Inc., Senior Notes, 12.000% due 10/15/12	295,625
		Cenveo Corp.:
215,000	B+	Senior Notes, 9.625% due 3/15/12	233,275
200,000	B-	Senior Subordinated Notes, 7.875% due 12/1/13	191,000
		Iron Mountain, Inc., Senior Subordinated Notes:
100,000	B	8.625% due 4/1/13	104,000
325,000	B	7.750% due 1/15/15	328,250
		Service Corp. International:
220,000	BB	Debentures, 7.875% due 2/1/13	238,150
635,000	BB	Senior Notes, 6.500% due 3/15/08	652,462

		TOTAL COMMERCIAL SERVICES	2,434,762

Cosmetics/Personal Care - 0.1%
100,000	CCC+	Del Laboratories, Inc., Senior Subordinated Notes, 8.000% due 2/1/12 (d)	86,500

Distribution/Wholesale - 0.3%
435,000	CCC-	Home Interiors & Gifts, Inc., Senior Subordinated Notes, 10.125% due 6/1/08	282,750

Diversified Financial Services - 4.4%
390,000	CCC+	Alamosa Delaware, Inc., Senior Notes, 11.000% due 7/31/10	439,237
293,000	B-	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	329,625
75,000	BB-	Case Credit Corp., Notes, 6.750% due 10/21/07	73,500

See Notes to Schedule of Investments.

ZENIX INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Diversified Financial Services - 4.4% (continued)
		Ford Motor Credit Co.:
		Notes:
$250,000	BB+	7.875% due 6/15/10	$247,299
150,000	BB+	7.000% due 10/1/13	144,142
450,000	BB+	Senior Notes, 7.250% due 10/25/11	433,557
		General Motors Acceptance Corp.:
725,000	BB	Bonds, 8.000% due 11/1/31	648,594
150,000	BB	Medium-Term Notes, Series E, 6.000% due 7/3/08	177,397
		Notes:
50,000	BB	7.250% due 3/2/11	46,936
225,000	BB	6.875% due 8/28/12	206,251
525,000	BB	6.750% due 12/1/14	470,489
400,000	B-	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	437,000
375,000	B-	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	376,875

		TOTAL DIVERSIFIED FINANCIAL SERVICES	4,030,902

Electric - 6.1%
		AES Corp., Senior Notes:
690,000	B-	9.500% due 6/1/09	772,800
25,000	B-	7.750% due 3/1/14	27,250
425,000	BB	Allegheny Energy Supply Statutory Trust, Secured Notes, Series A, 10.250% due 11/15/07 (d)	469,625
105,000	BB+	Avista Corp., Senior Notes, 9.750% due 6/1/08	119,085
		Calpine Corp.:
760,000	B-	Second Priority Senior Secured Notes, 8.500% due 7/15/10 (d)	589,000
15,000	CCC	Senior Notes, 8.625% due 8/15/10	10,163
220,000	B-	Senior Secured Notes, 8.750% due 7/15/13 (d)	163,900
		Edison Mission Energy, Senior Notes:
435,000	B+	10.000% due 8/15/08	490,462
125,000	B+	7.730% due 6/15/09	132,344
375,000	B+	9.875% due 4/15/11	441,094
685,000	B	NRG Energy, Inc., Senior Secured Notes, 8.000% due 12/15/13 (d)	726,100
395,000	B	Orion Power Holdings, Inc., Senior Notes, 12.000% due 5/1/10	474,987
		Reliant Energy, Inc., Secured Notes:
500,000	B+	9.250% due 7/15/10	547,500
475,000	B+	9.500% due 7/15/13	529,625

		TOTAL ELECTRIC	5,493,935

Electronics - 0.7%
175,000	CCC-	Muzak LLC/Muzak Finance Corp., Senior Notes, 10.000% due 2/15/09	146,125
440,000	BBB-	Thomas & Betts Corp., Medium-Term Notes, 6.625% due 5/7/08	462,649

		TOTAL ELECTRONICS	608,774

Entertainment - 2.7%
625,000	B-	Cinemark, Inc., Senior Discount Notes, step bond to yield 9.386% due 3/15/14	418,750
		Herbst Gaming, Inc., Senior Subordinated Notes:
425,000	B-	8.125% due 6/1/12	452,625
50,000	B-	7.000% due 11/15/14	50,625
450,000	B	Isle of Capri Casinos, Inc., Senior Subordinated Notes, 7.000% due 3/1/14	454,500
50,000	CCC+	LCE Acquisition Corp., Senior Subordinated Notes, 9.000% due 8/1/14 (d)	48,625
250,000	B+	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15 (d)	256,875
450,000	B-	Pinnacle Entertainment, Inc., Senior Subordinated Notes, 8.250% due 3/15/12	470,250

See Notes to Schedule of Investments.

ZENIX INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Entertainment -2.7% (continued)
		Six Flags, Inc., Senior Notes:
$175,000	CCC	9.750% due 4/15/13	$166,031
100,000	CCC	9.625% due 6/1/14	94,000

		TOTAL ENTERTAINMENT	2,412,281

Environmental Control -1.4%
375,000	B	Aleris International, Inc., Senior Secured Notes, 10.375% due 10/15/10	413,437
		Allied Waste North America, Inc.:
25,000	BB-	Senior Notes, 7.250% due 3/15/15 (d)	24,313
		Series B, Senior Secured Notes:
455,000	BB-	8.500% due 12/1/08	479,456
50,000	BB-	9.250% due 9/1/12	54,250
325,000	B+	7.375% due 4/15/14	302,250

		TOTAL ENVIRONMENTAL CONTROL	1,273,706

Finance - 0.1%
75,000	B+	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (d)	87,563

Food - 1.9%
75,000	BB-	Ahold Finance USA, Inc., Notes, 8.250% due 7/15/10	82,875
349,427	BB	Ahold Lease USA, Inc., Pass-Through Certificates, Series 2001 A-1, 7.820% due 1/2/20	377,600
195,000	BB-	Dean Foods Co., Senior Notes, 6.900% due 10/15/17	204,750
200,000	B	Del Monte Corp., Senior Subordinated Notes, 8.625% due 12/15/12	221,000
455,000	CCC+	Doane Pet Care Co., Senior Subordinated Notes, 9.750% due 5/15/07	444,762
475,000	B-	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	427,500

		TOTAL FOOD	1,758,487

Forest Products & Paper - 2.7%
400,000	BB-	Abitibi-Consolidated, Inc., Debentures, 8.850% due 8/1/30	385,000
425,000	B+	Appleton Papers, Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	412,250
225,000	B-	Blue Ridge Paper Products, Inc., Senior Secured Notes, 9.500% due 12/15/08	216,000
400,000	BB	Bowater, Inc., Debentures, 9.500% due 10/15/12	446,000
555,000	B	Buckeye Technologies, Inc., Senior Subordinated Notes, 8.000% due 10/15/10	535,575
450,000	B-	Newark Group, Inc., Senior Subordinated Notes, 9.750% due 3/15/14	416,250

		TOTAL FOREST PRODUCTS & PAPER	2,411,075

Health Care Product - 0.5%
425,000	B-	Medical Device Manufacturing, Inc., Senior Subordinated Notes, Series B, 10.000% due 7/15/12	459,000

Health Care Services - 2.9%
400,000	B-	AmeriPath, Inc., Senior Subordinated Notes, 10.500% due 4/1/13	407,000
200,000	B	DaVita, Inc., Senior Notes, 6.625% due 3/15/13 (d)	207,500
		Extendicare Health Services, Inc.:
120,000	B	Senior Notes, 9.500% due 7/1/10	130,200
300,000	B-	Senior Subordinated Notes, 6.875% due 5/1/14	299,250
200,000	BB+	HCA, Inc., Notes, 6.375% due 1/15/15	208,022
450,000	B-	IASIS Health Care LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	490,500
225,000	CCC+	InSight Health Services Corp., Senior Subordinated Notes, Series B, 9.875% due 11/1/11	176,625
750,000	B	Tenet Healthcare Corp., Senior Notes, 7.375% due 2/1/13	744,375

		TOTAL HEALTH CARE SERVICES	2,663,472

See Notes to Schedule of Investments.

ZENIX INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Home Builders - 1.6%
		D.R. Horton, Inc.:
$285,000	BB+	Senior Notes, 8.000% due 2/1/09	$313,616
160,000	BB-	Senior Subordinated Notes, 9.375% due 3/15/11	172,650
235,000	BB-	KB HOME, Senior Subordinated Notes, 9.500% due 2/15/11	252,508
185,000	BBB-	Ryland Group, Inc., Senior Notes, 9.750% due 9/1/10	198,949
335,000	BB-	Schuler Homes, Inc., Senior Subordinated Notes, 10.500% due 7/15/11	371,012
155,000	B+	Standard Pacific Corp., Senior Subordinated Notes, 9.250% due 4/15/12	171,275

		TOTAL HOME BUILDERS	1,480,010

Home Furnishings - 0.5%
425,000	B-	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	431,375

Household Products/Wares - 0.7%
179,000	Aa3(b)	Pennzoil-Quaker State Co., Senior Notes, 10.000% due 11/1/08	191,211
400,000	B	Playtex Products, Inc., Senior Secured Notes, 8.000% due 3/1/11	429,500

		TOTAL HOUSEHOLD PRODUCTS/WARES	620,711

Insurance - 0.5%
405,000	BB	Markel Capital Trust I, Series B, 8.710% due 1/1/46	450,435

Iron/Steel - 0.1%
100,000	B+	AK Steel Corp., Senior Notes, 7.875% due 2/15/09	91,500

Leisure Time - 0.6%
300,000	CCC-	Icon Health & Fitness, Inc., Senior Subordinated Notes, 11.250% due 4/1/12	231,000
300,000	B-	Riddell Bell Holdings, Inc., Senior Subordinated Notes, 8.375% due 10/1/12	302,250

		TOTAL LEISURE TIME	533,250

Lodging - 4.4%
370,000	B+	Ameristar Casinos, Inc., Senior Subordinated Notes, 10.750% due 2/15/09	404,225
		Caesars Entertainment, Inc., Senior Subordinated Notes:
200,000	BB+	8.875% due 9/15/08	223,750
100,000	BB+	7.875% due 3/15/10	112,500
455,000	BB+	8.125% due 5/15/11	525,525
		Hilton Hotels Corp.:
100,000	BBB-	Notes, 7.625% due 12/1/12	115,639
270,000	BBB-	Senior Notes, 7.950% due 4/15/07	285,511
400,000	B	Kerzner International Ltd., Senior Subordinated Notes, 8.875% due 8/15/11	430,000
375,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15 (d)	368,438
		MGM MIRAGE, Inc.:
475,000	BB	Senior Notes, 6.750% due 9/1/12	491,625
125,000	B+	Senior Subordinated Debentures, 7.625% due 7/15/13	132,500
		Senior Subordinated Notes:
155,000	B+	9.750% due 6/1/07	168,756
225,000	B+	8.375% due 2/1/11	246,375
340,000	B+	Series B, 10.250% due 8/1/07	375,700
125,000	B+	Station Casinos, Inc., Senior Subordinated Notes, 6.875% due 3/1/16	129,063

		TOTAL LODGING	4,009,607

Machinery - Diversified - 0.6%
25,000	BB-	Case New Holland, Inc., Senior Notes, 9.250% due 8/1/11	26,375
100,000	B-	Dresser-Rand Group, Inc., Senior Subordinated Notes, 7.375% due 11/1/14 (d)	104,500
265,000	B	Flowserve Corp., Senior Subordinated Notes, 12.250% due 8/15/10	287,525
120,000	B+	NMHG Holding Co., 10.000% due 5/15/09	126,600

		TOTAL MACHINERY – DIVERSIFIED	545,000

See Notes to Schedule of Investments.

ZENIX INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Media - 9.0%
$437,746	B-	CanWest Media, Inc., Senior Subordinated Notes, 8.000% due 9/15/12	$462,916
		Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
		Senior Discount Notes:
550,000	CCC-	11.750% due 1/15/10	434,500
490,000	CCC-	Step bond to yield 13.499% due 1/15/11	377,300
320,000	CCC-	Step bond to yield 24.804% due 5/15/11	213,600
875,000	CCC-	Senior Notes, 10.750% due 10/1/09	680,312
		CSC Holdings, Inc.:
425,000	BB-	Senior Debentures, 7.625% due 7/15/18	412,250
		Senior Notes:
175,000	BB-	7.875% due 12/15/07	181,563
		Series B:
225,000	BB-	8.125% due 7/15/09	228,938
125,000	BB-	7.625% due 4/1/11	124,063
300,000	B+	Senior Subordinated Debentures, 10.500% due 5/15/16	324,000
114,000	B	Dex Media East LLC/Dex Media East Finance Co., 12.125% due 11/15/12	137,085
244,000	B	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	279,380
600,000	B	Dex Media, Inc., Discount Notes, step bond to yield 8.283% due 11/15/13	486,000
260,000	BB-	DirecTV Holdings LLC/DirecTV Financing Co., Senior Notes, 8.375% due 3/15/13	289,250
348,000	BB-	EchoStar DBS Corp., Senior Notes, 9.125% due 1/15/09	371,490
475,000	BBB+	Historic TW, Inc., Senior Notes, 6.625% due 5/15/29	530,938
225,000	B-	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 11.492% due 10/15/13	165,375
165,000	CCC+	Insight Communications Co., Inc., Senior Discount Notes, step bond to yield 13.748% due 2/15/11	166,238
525,000	B	Mediacom Broadband LLC, Senior Notes, 11.000% due 7/15/13	570,937
75,000	B-	NextMedia Operating, Inc., Senior Subordinated Notes, 10.750% due 7/1/11	81,844
265,000	B	Radio One, Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	285,869
795,000	B+	Rogers Cablesystems Ltd., Senior Notes, 11.000% due 12/1/15	862,575
125,000	CCC+	Spanish Broadcasting System, Inc., 9.625% due 11/1/09	131,406
98,000	B+	Yell Finance BV, Senior Discount Notes, step bond to yield 12.263% due 8/1/11	98,735
250,000	CCC	Young Broadcasting, Inc., Senior Subordinated Notes, 8.750% due 1/15/14	222,500

		TOTAL MEDIA	8,119,064

Metal Fabricate-Hardware - 0.6%
275,000	B-	Mueller Group, Inc., Senior Subordinated Notes, 10.000% due 5/1/12	290,125
225,000	B-	Mueller Holdings, Inc., Discount Notes, step bond to yield 15.005% due 4/15/14	165,375
100,000	B	Wolverine Tube, Inc., Senior Notes, 10.500% due 4/1/09	95,500

		TOTAL METAL FABRICATE-HARDWARE	551,000

Mining - 0.3%
225,000	BBB	Phelps Dodge Corp., Senior Notes, 8.750% due 6/1/11	272,363

Miscellaneous Manufacturing - 1.4%
220,000	NR	Aqua-Chem, Inc., Senior Subordinated Notes, 11.250% due 7/1/08	187,000
200,000	B-	Blount, Inc., Senior Subordinated Notes, 8.875% due 8/1/12	215,000
275,000	B-	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (d)	264,000
700,000	B-	KI Holdings, Inc., Senior Discount Notes, step bond to yield 9.292% due 11/15/14	409,500

See Notes to Schedule of Investments.

ZENIX INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Miscellaneous Manufacturing - 1.4% (continued)
$250,000	CCC+	Park-Ohio Industries, Inc., Senior Subordinated Notes, 8.375% due 11/15/14 (d)	$224,375

		TOTAL MISCELLANEOUS MANUFACTURING	1,299,875

Office Furnishings - 0.4%
300,000	B-	Interface, Inc., Senior Notes, 10.375% due 2/1/10	331,500

Oil & Gas - 2.3%
625,000	BB-	Chesapeake Energy Corp., Senior Notes, 6.625% due 1/15/16 (d)	648,437
198,000	B+	Magnum Hunter Resources, Inc., Senior Notes, 9.600% due 3/15/12	220,770
405,000	B+	Plains Exploration & Production Co., Senior Subordinated Notes, Series B, 8.750% due 7/1/12	441,450
90,000	BB	Pogo Producing Co., Senior Subordinated Notes, Series B, 8.250% due 4/15/11	96,075
400,000	B	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	433,000
		Vintage Petroleum, Inc.:
215,000	BB-	Senior Notes, 8.250% due 5/1/12	234,350
50,000	B	Senior Subordinated Notes, 7.875% due 5/15/11	53,000

		TOTAL OIL & GAS	2,127,082

Oil & Gas Services - 0.5%
300,000	B	Hanover Compressor Co., Senior Notes, 9.000% due 6/1/14	321,000
155,000	BB-	SESI LLC, Senior Notes, 8.875% due 5/15/11	166,238

		TOTAL OIL & GAS SERVICES	487,238

Packaging & Containers - 3.9%
400,000	CCC	Anchor Glass Container Corp., Senior Secured Notes, 11.000% due 2/15/13	314,000
187,000	B-	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	204,999
450,000	B-	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	455,625
600,000	BB-	Owens-Brockway Glass Container, Inc., Secured Notes, 8.875% due 2/15/09	640,500
400,000	B+	Plastipak Holdings, Inc., Senior Notes, 10.750% due 9/1/11	443,000
		Pliant Corp.:
175,000	CCC+	Senior Secured Second Lien Notes, 11.125% due 9/1/09	171,500
60,000	CCC+	Senior Subordinated Notes, 13.000% due 6/1/10	48,900
125,000	CCC-	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	85,937
275,000	BBB	Sealed Air Corp., Notes, 6.950% due 5/15/09 (d)	297,387
700,000	B	Stone Container Finance Corp., Senior Notes, 7.375% due 7/15/14	661,500
260,000	CCC-	Tekni-Plex, Inc., Senior Subordinated Notes, Series B, 12.750% due 6/15/10	179,400

		TOTAL PACKAGING & CONTAINERS	3,502,748

Pharmaceuticals - 0.8%
225,000	D	aaiPharma, Inc., Senior Subordinated Notes, 11.500% due 4/1/10 (c)	119,250
200,000	CCC+	Leiner Health Products, Inc., Senior Subordinated Notes, 11.000% due 6/1/12	197,000
450,000	BB-	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11	443,250

		TOTAL PHARMACEUTICALS	759,500

Pipelines - 4.6%
		Dynegy Holdings, Inc.:
525,000	B-	Second Priority Senior Secured Notes, 9.641% due 7/15/08 (a)(d)	558,469
1,000,000	CCC+	Senior Debentures, 7.625% due 10/15/26	957,500
1,425,000	B-	El Paso Corp., Medium-Term Notes\Senior Notes, 7.750% due 1/15/32	1,396,500

See Notes to Schedule of Investments.

ZENIX INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Pipelines - 4.6% (continued)
		Williams Cos., Inc.:
		Notes:
$600,000	B+	7.875% due 9/1/21	$685,500
200,000	B+	8.750% due 3/15/32	241,250
275,000	B+	Senior Notes, 7.625% due 7/15/19	310,750

		TOTAL PIPELINES	4,149,969

REITs - 1.3%
		Host Marriott LP:
515,000	B+	Notes, Series I, 9.500% due 1/15/07	548,475
200,000	B+	Senior Notes, 6.375% due 3/15/15 (d)	199,000
50,000	CCC+	MeriStar Hospitality Corp., Senior Notes, 9.000% due 1/15/08	52,500
350,000	CCC+	MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp., Senior Notes, 10.500% due 6/15/09	376,250

		TOTAL REITs	1,176,225

Retail - 4.0%
75,000	B3(b)	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13 (d)	76,313
200,000	CCC+	Eye Care Centers of America, Inc., Senior Subordinated Notes, 10.750% due 2/15/15 (d)	180,000
300,000	BBB-	Gap, Inc., Notes, 9.550% due 12/15/08	346,160
425,000	B	Hines Nurseries, Inc., Senior Subordinated Notes, 10.250% due 10/1/11	439,875
		J.C. Penney Co., Inc., Notes:
450,000	BB+	8.000% due 3/1/10	497,250
309,000	BB+	9.000% due 8/1/12	366,937
225,000	B	Jean Coutu Group (PJC), Inc., Senior Subordinated Notes, 8.500% due 8/1/14	223,313
		Rite Aid Corp.:
75,000	B-	11.250% due 7/1/08	79,219
245,000	B-	Notes, 7.125% due 1/15/07	246,837
359,000	CCC+	Saks, Inc., 9.875% due 10/1/11	390,412
450,000	CCC+	Sbarro, Inc., Senior Notes, 11.000% due 9/15/09	454,500
125,000	B-	Toys “R” Us, Inc., Notes, 7.375% due 10/15/18	101,875
225,000	B	VICORP Restaurants, Inc., Senior Notes, 10.500% due 4/15/11	228,375

		TOTAL RETAIL	3,631,066

Savings & Loans - 1.1%
1,000,000	CCC-	Ocwen Capital Trust I, 10.875% due 8/1/27	1,025,000

Semiconductors - 0.5%
		Amkor Technology, Inc.:
150,000	B-	Senior Notes, 9.250% due 2/15/08	144,750
374,000	CCC	Senior Subordinated Notes, 10.500% due 5/1/09	324,445

		TOTAL SEMICONDUCTORS	469,195

Telecommunications - 13.4%
		AirGate PCS, Inc.:
100,000	B-	6.891% due 10/15/11 (a)	102,750
199,900	CCC	Senior Secured Subordinated Notes, 9.375% due 9/1/09	210,894
		American Tower Corp., Senior Notes:
129,000	CCC+	9.375% due 2/1/09	135,934
50,000	CCC+	7.500% due 5/1/12	53,625
165,000	CCC+	American Tower Escrow Corp., Discount Notes, zero coupon bond to yield 14.330% due 8/1/08	127,463
		AT&T Corp., Senior Notes:
425,000	BB+	9.050% due 11/15/11	491,937
225,000	BB+	9.750% due 11/15/31	293,906
300,000	B	Insight Midwest LP/Insight Capital, Inc., Senior Notes, 10.500% due 11/1/10	319,500
150,000	B+	Intelsat Bermuda Ltd., Senior Notes, 7.805% due 1/15/12 (a)(d)	153,375
300,000	B	Intelsat Ltd., Senior Discount Notes, step bond to yield 9.253% due 2/1/15 (d)	201,750
450,000	CCC+	IWO Holdings, Inc., Senior Secured Notes, 6.891% due 1/15/12 (a)(d)	448,875

See Notes to Schedule of Investments.

ZENIX INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Telecommunications - 13.4% (continued)
$1,150,000	B	Lucent Technologies, Inc., Debentures, 6.450% due 3/15/29	$1,035,000
50,000	B+	MCI, Inc., Senior Notes, 8.735% due 5/1/14	56,188
		New Cingular Wireless Services, Inc.:
700,000	A	Notes, 8.125% due 5/1/12	839,833
775,000	A	Senior Notes, 7.875% due 3/1/11	901,726
1,100,000	BB	Nextel Communications, Inc., Senior Notes, 6.875% due 10/31/13	1,181,125
178,000	BB-	Nextel Partners, Inc., Senior Notes, 12.500% due 11/15/09	194,242
350,000	B-	Nortel Networks Corp., Notes, 6.875% due 9/1/23	329,000
50,000	B-	Nortel Networks Ltd., Notes, 6.125% due 2/15/06	50,563
155,000	B-	Northern Telecom Capital Corp., Notes, 7.875% due 6/15/26	155,775
50,000	B-	NTL Cable PLC, Senior Notes, 8.750% due 4/15/14	52,313
146,000	B+	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	160,053
735,000	BB-	Qwest Corp., Notes, 8.875% due 3/15/12 (d)	802,987
		Qwest Services Corp., Secured Notes:
575,000	B	13.500% due 12/15/10	667,000
283,000	B	14.000% due 12/15/14	344,552
425,000	CCC-	SBA Communications Corp., Senior Notes, 8.500% due 12/1/12	460,062
350,000	B-	SpectraSite, Inc., Senior Notes, 8.250% due 5/15/10	372,750
		Sprint Capital Corp.:
900,000	BBB-	8.750% due 3/15/32	1,255,916
600,000	BBB-	Senior Notes, 6.875% due 11/15/28	690,858

		TOTAL TELECOMMUNICATIONS	12,089,952

Textiles - 0.3%
575,000	B-	Simmons Bedding Co., Senior Discount Notes, step bond to yield 10.006% due 12/15/14 (d)	261,625

Transportation - 0.5%
200,000	B+	General Maritime Corp., Senior Notes, 10.000% due 3/15/13	218,000
175,000	BB+	Windsor Petroleum Transport Corp., Secured Notes, 7.840% due 1/15/21 (d)	195,222

		TOTAL TRANSPORTATION	413,222

		TOTAL CORPORATE BONDS & NOTES (Cost - $77,695,382)	83,112,867

ASSET-BACKED SECURITY - 0.0%
Diversified Financial Services - 0.0%
1,723,536	D	Airplanes Pass-Through Trust, Series 1, Class D, 10.875% due 3/15/19 (c)(e) (Cost - $1,890,211)	0

CONVERTIBLE BOND - 0.0%
Electronics - 0.0%
55,000	B	Sanmina-SCI Corp., Subordinated Debentures, zero coupon bond to yield 10.747% due 9/12/20 (Cost - $29,750)	30,250

LOAN PARTICIPATION - 1.1%
Telecommunications - 1.1%
1,000,000		UPC Broadband, Inc., Term Loan, Tranche H2, (Bank of America), 5.752% due 9/30/12 (f)(g) (Cost - $1,000,000)	1,000,902

SHARES
COMMON STOCK - 1.2%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
6,729		Aurora Foods, Inc. (e)*	0

See Notes to Schedule of Investments.

ZENIX INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
369	Outsourcing Solutions, Inc. (e)*	$1,290

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
287	Northrop Grumman Corp.	15,857

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
2,601	Motorola, Inc.	47,494

Semiconductors & Semiconductor Equipment - 0.0%
287	Freescale Semiconductor, Inc., Class B Shares *	6,079

	TOTAL INFORMATION TECHNOLOGY	53,573

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.5%
870	McLeodUSA, Inc., Class A Shares *	43
20,691	Telewest Global, Inc. *	471,341

		471,384

Wireless Telecommunication Services - 0.6%
23,706	Alamosa Holdings, Inc. *	329,513
9,016	Crown Castle International Corp. *	183,205

		512,718

	TOTAL TELECOMMUNICATION SERVICES	984,102

	TOTAL COMMON STOCK (Cost - $982,835)	1,054,822

CONVERTIBLE PREFERRED STOCK - 1.0%
TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
600	Alamosa Holdings, Inc., Series B	619,425
4,800	Crown Castle International Corp.	231,600

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost - $312,600)	851,025

WARRANTS - 0.1%
Commercial Services & Supplies - 0.0%
335	Merrill Corp., Class B Shares, expires 5/1/09 (d)(e)*	0

Containers & Packaging - 0.0%
60	Pliant Corp., expires 6/1/10 (d)(e)*	1

Diversified Telecommunication Services - 0.0%
165	American Tower Corp., expires 8/1/08 (d)*	48,899
265	GT Group Telecom, Inc., Class B Shares, expires 2/1/10 (d)(e)*	0
1,000	Iridium World Communications Ltd., expires 7/15/05 (d)(e)*	10
1,300	RSL Communications Ltd., expires 11/15/06 (e)	0

	Total Diversified Telecommunication Services	48,909

Internet Software & Services - 0.0%
325	Cybernet Internet Services International, Inc., expires 7/1/09 (e)*	0

Metals & Mining - 0.1%
175	Mueller Holdings, Inc., expires 4/15/14 (d)*	61,294

	TOTAL WARRANTS (Cost - $179,481)	110,204

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $82,090,259)	$86,160,070

See Notes to Schedule of Investments.

ZENIX INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 4.8%
Repurchase Agreement - 4.8%
$4,362,000	Interest in $599,362,000 joint tri-party repurchase agreement dated 6/30/05 with Merrill Lynch & Co., Inc., 3.350% due 7/1/05, Proceeds at maturity - $4,362,406; (Fully collateralized by various U.S. Treasury Notes and Bonds and U.S. Government Agency Obligation, 0.000% to 4.870% due 6/16/06 to 1/13/33; Market value - $4,449,244) (Cost - $4,362,000)	4,362,000

	TOTAL INVESTMENTS - 100.0% (Cost - $86,452,259#)	$90,522,070

*	Non-income producing security.
‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.
(a)	Variable rate securities. Coupon rates disclosed are those which are in effect at June 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b)	Rating by Moody’s Investors Service Inc.
(c)	Security is currently in default.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(f)	The maturity date represents the latest maturity date.
(g)	Interest rate represents the effective rate on the loan/debt security.
#	Aggregate cost for Federal income tax purposes is substantially the same.

See pages 12 and 13 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Ca,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bond Ratings (unaudited) (continued)

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Notes to the Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Zenix Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek high current income by investing in a diversified portfolio of high-yield, lower rated fixed income securities.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

(d) Credit and Market Risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

2. Investments

At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,442,022
Gross unrealized depreciation	(4,372,211)

Net unrealized appreciation	$4,069,811

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Zenix Income Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2005

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	August 26, 2005